Virtus Ceredex Large-Cap Value Equity Fund

(the “Fund”),

a series of Virtus Asset Trust

Supplement dated December 15, 2025 to the Fund’s Summary Prospectus and the Virtus Asset Trust Statutory Prospectus, each dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses and will extend the term of the expense limitation arrangements for all of the Fund’s classes of shares. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Investment Advisory Fees	0.69%	0.69%	0.69%	0.69%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.31%	0.35%	0.41%	0.19%
Total Annual Fund Operating Expenses	1.25%	2.04%	1.10%	0.88%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.01)%	(0.32)%	(0.21)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.24%	1.72%	0.89%	0.72%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.24% for Class A Shares, 1.72% for Class C Shares, 0.89% for Class I Shares and 0.72% for Class R6 Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$669	$923	$1,197	$1,976
Class C	Sold	$275	$598	$1,058	$2,334
	Held	$175	$598	$1,058	$2,334
Class I	Sold or Held	$91	$322	$579	$1,315
Class R6	Sold or Held	$74	$259	$467	$1,065

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 56 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and the footnote will appear after the table as shown below:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Ceredex Large-Cap Value Equity Fund(**)	1.24%	1.72%	0.89%	0.72%

(**) Contractual through April 30, 2027.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622 Ceredex SCV Expense Cap Reduction (12/25)

Virtus Ceredex Mid-Cap Value Equity Fund

(the “Fund”),

a series of Virtus Asset Trust

Supplement dated December 15, 2025 to the Fund’s Summary Prospectus and the Virtus Asset Trust Statutory Prospectus, each dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses and will extend the term of the expense limitation arrangements for all of the Fund’s classes of shares. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Investment Advisory Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.34%	0.30%	0.31%	0.18%
Total Annual Fund Operating Expenses	1.29%	2.00%	1.01%	0.88%
Less: Fee Waiver and/or Expense Reimbursement(b)	—	(0.24)%	(0.02)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.29%	1.76%	0.99%	0.79%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.76% for Class C Shares, 0.99% for Class I Shares and 0.79% for Class R6 Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$674	$936	$1,219	$2,021
Class C	Sold	$279	$596	$1,048	$2,301
	Held	$179	$596	$1,048	$2,301
Class I	Sold or Held	$101	$319	$555	$1,233
Class R6	Sold or Held	$81	$269	$476	$1,073

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 56 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and the footnotes will appear after the table as shown below:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Ceredex Mid-Cap Value Equity Fund(**)	1.35%(*)	1.76%	0.99%	0.79%

(*) Share class expenses currently at or below the capped level.

(**) Contractual through April 30, 2027.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622 Ceredex MCV Expense Cap Reduction (12/25)

Virtus Ceredex Small-Cap Value Equity Fund

(the “Fund”),

a series of Virtus Asset Trust

Supplement dated December 15, 2025 to the Fund’s Summary Prospectus and the Virtus Asset Trust Statutory Prospectus, each dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses and will extend the term of the expense limitation arrangements for all of the Fund’s classes of shares. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	1.00%(a)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Investment Advisory Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.44%	0.39%	0.44%	0.26%
Total Annual Fund Operating Expenses	1.44%	2.14%	1.19%	1.01%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.03)%	(0.33)%	(0.37)%	(0.24)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.41%	1.81%	0.82%	0.77%

(a)	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
(b)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.41% for Class A Shares, 1.81% for Class C Shares, 0.82% for Class I Shares and 0.77% for Class R6 Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$686	$977	$1,290	$2,176
Class C	Sold	$284	$627	$1,108	$2,437
	Held	$184	$627	$1,108	$2,437
Class I	Sold or Held	$84	$328	$605	$1,398
Class R6	Sold or Held	$79	$289	$526	$1,207

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 56 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and the footnote will appear after the table as shown below:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Ceredex Small-Cap Value Fund(**)	1.41%	1.81%	0.82%	0.77%

(**) Contractual through April 30, 2027.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622 Ceredex SCV Expense Cap Reduction (12/25)

Virtus Silvant Large-Cap Growth Stock Fund
(the “Fund”),

a series of Virtus Asset Trust

Supplement dated December 15, 2025 to the Fund’s Summary Prospectus and the Virtus Asset Trust Statutory Prospectus, each dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Fund’s investment adviser will implement new expense limitation arrangements to further limit the Fund’s expenses and will extend the term of the expense limitation arrangements for all of the Fund’s classes of shares. In addition, effective the same date, the Fund’s investment adviser will reduce the investment advisory fee to 0.45%. The resulting changes to the Fund’s prospectuses are described in more detail below.

-- End of Supplement Text --

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6
Investment Advisory Fees	0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None	None
Other Expenses	0.30%	0.36%	0.22%
Total Annual Fund Operating Expenses	1.00%	0.81%	0.67%
Less: Fee Waiver and/or Expense Reimbursement(a)	—	(0.14)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(a)	1.00%	0.67%	0.62%

(a)

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.67% for Class I Shares and 0.62% for Class R6 Shares through April 30, 2027. Prior to April 30, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Under “Fees and Expenses,” the “Example” table will be replaced with the following:

Example

Class	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$646	$851	$1,072	$1,707
Class I	Sold or Held	$68	$239	$431	$984
Class R6	Sold or Held	$63	$208	$367	$829

-- End of Supplement Data --

In the first table in the section “More Information About Fund Expenses” on page 56 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following and the footnotes will appear after the table as shown below:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Silvant Large Cap-Growth Stock Fund(**)	1.03%(*)	N/A	0.67%	0.62%

(*) Share class expenses currently at or below the capped level.

(**) Contractual through April 30, 2027.

In the first Management Fees table in the section “Management of the Funds” beginning on page 81 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following:

Fund	Management Fee
Virtus Silvant Large-Cap Growth Stock Fund	0.45%

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622 Silvant LCG Expense Cap Reduction (12/25)

Virtus Ceredex Large-Cap Value Equity Fund

Virtus Ceredex Mid-Cap Value Equity Fund

Virtus Ceredex Small-Cap Value Equity Fund

and Virtus Silvant Large Cap-Growth Stock Fund (each a “Fund” and collectively, the “Funds”),

each a series of Virtus Asset Trust

Supplement dated December 15, 2025 to the Statement of

Additional Information (“SAI”) dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2026, the Funds’ investment adviser will implement new expense limitation arrangements to further limit the Funds’ expenses and will extend the term of the expense limitation arrangements for all of the Funds’ classes of shares. Also effective January 1, 2026, the adviser will reduce the Virtus Silvant Large-Cap Growth Stock Fund’s investment advisory fee to 0.45%. The resulting changes to the Funds’ SAI are described in more detail below.

In the table setting forth investment advisory fees beginning on page 71 of the Funds’ SAI, the row corresponding to the Virtus Silvant Large Cap-Growth Stock Fund will be replaced with the following:

Fund	Investment Advisory Fee
Silvant Large-Cap Growth Stock Fund	0.45%

In the table setting forth expense limitation arrangements on page 72 of the Funds’ SAI, the rows corresponding to the Funds will be replaced with the following:

Fund	Class A	Class C	Class I	Class R6
Ceredex Large-Cap Value Equity Fund(*)	1.24%	1.72%	0.89%	0.72%
Ceredex Mid-Cap Value Equity Fund(*)	1.35%	1.76%	0.99%	0.79%
Ceredex Small-Cap Value Equity Fund(*)	1.41%	1.81%	0.82%	0.77%
Silvant Large-Cap Growth Stock Fund(*)	1.03%	N/A	0.67%	0.62%

(*) Contractual through April 30, 2027.

Investors should retain this supplement with the SAI for future reference.

VAT 8622B Ceredex/Silvant Expense Cap Reduction (12/25)